OTHER ASSEST (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021		Jun. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 292,777	$ 373,381		$ 394,473
Other current assets	25,441	26,143		209,471
Total	$ 318,218	$ 399,524	[1]	$ 603,944

[1]	Derived from audited financial statements